Impairment reviews - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 08, 2025	Jul. 10, 2024
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Impairment loss recognised in profit or loss		$ 4.4
Onerous contracts costs			$ 35.0
Current onerous contracts provision			1.2
Market Closure and other
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Onerous contracts provision					$ 22.6	$ 33.7
DGC
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Impairment loss recognised in profit or loss		63.9	$ 39.6	$ 37.6
Pre tax discount rate			26.90%
DGC | Market Closure and other
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Onerous contracts provision	$ 22.6
Increase (decrease) in onerous contracts provision	$ (3.3)
Total settlement amount of market access fees		17.3
Increase (decrease) through transfers and other changes, other provisions		(14.3)
DGC | Decrease in Long-Term Growth Rate
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Amount by which unit's recoverable amount exceeds its carrying amount		$ 0.2
Jumpman
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Pre tax discount rate		17.10%	18.60%
Cash flow projections, period for estimates (in years)		5 years